The Hartford Inflation Plus Fund

Summary Prospectus

The Hartford Mutual Funds

March 1, 2010,

as last amended July 1, 2010

Class	Ticker
A	HIPAX
B	HIPBX
C	HIPCX
L	HIPLX
I	HIPIX
R3	HIPRX
R4	HIPSX
R5	HIPTX
Y	HIPYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at www.hartfordmutualfunds.com/prospectuses.  You can also get this information at no cost by calling 1-888-843-7824 or by sending an e-mail request to orders@mysummaryprospectus.com. The Fund’s prospectus dated March 1, 2010 (as amended), statement of additional information dated March 1, 2010 (as amended) and annual report dated October 31, 2009 are incorporated into this summary prospectus by reference.  The Fund’s statement of additional information and annual report may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	4.50%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.19%	0.23%	0.17%	0.06%	0.22%	0.36%	0.25%	0.24%	0.07%
Total annual fund operating expenses	0.96%	1.75%	1.69%	0.83%	0.74%	1.38%	1.02%	0.76%	0.59%
Less: Contractual expense reimbursement(1)	0.06%	0.10%	0.04%	0.02%	0.09%	0.13%	0.07%	0.11%	—
Net operating expenses(1)	0.90%	1.65%	1.65%	0.81%	0.65%	1.25%	0.95%	0.65%	0.59%

(1)          Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class B), 1.65% (Class C), 0.65% (Class I), 0.90% (Class L), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$538	$736	$951	$1,570
B	$668	$841	$1,140	$1,845
C	$268	$529	$914	$1,994
L	$529	$701	$888	$1,427
I	$66	$227	$403	$910
R3	$127	$424	$743	$1,646
R4	$97	$318	$556	$1,241
R5	$66	$232	$412	$932
Y	$60	$189	$329	$738

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$538	$736	$951	$1,570
B	$168	$541	$940	$1,845
C	$168	$529	$914	$1,994
L	$529	$701	$888	$1,427
I	$66	$227	$403	$910
R3	$127	$424	$743	$1,646
R4	$97	$318	$556	$1,241
R5	$66	$232	$412	$932
Y	$60	$189	$329	$738

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal by investing primarily in inflation-protected debt securities that the sub-adviser, Hartford Investment Management Company (“Hartford Investment Management”), considers to be attractive from a real yield perspective consistent with total return.  The Fund normally invests at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury.  The Fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments.  The Fund will also opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities.  The Fund normally invests at least 80% of its net assets in securities of “investment grade” quality.  The Fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers.  The Fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities.  The Fund may trade securities actively.

MAIN RISKS.  The primary risks of investing in the Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Inflation-Protected Debt Securities Risk - Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of Class A.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.72% (1st quarter, 2008)   Lowest  -3.51% (3rd quarter, 2008)

AVERAGE ANNUAL RETURNS. The table shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending 12/31/09
(including sales charges)

			Lifetime
	1 Year	5 Years	(since 10/31/02)
Share Classes
Class A - Return Before Taxes	5.36%	3.48%	4.75%
- After Taxes on Distributions	4.93%	2.18%	3.48%
- After Taxes on Distributions and Sale of Fund Shares	3.48%	2.19%	3.32%
Share Classes (Return Before Taxes)
Class B	4.47%	3.29%	4.66%
Class C	8.57%	3.66%	4.67%
Class L	5.36%	3.48%	4.75%
Class I	10.55%	4.66%	5.58%
Class R3	9.83%	4.28%	4.87%
Class R4	10.28%	4.45%	5.02%
Class R5	10.43%	4.61%	5.15%
Class Y	10.67%	4.70%	5.23%
Barclays Capital US TIPS Index (reflects no deduction for fees, expenses or taxes)	11.41%	4.63%	6.05%

MANAGEMENT.  The Fund’s investment manager is HIFSCO.  The Fund’s sub-adviser is Hartford Investment Management.

Portfolio Manager	Title	Involved with Fund Since
John Hendricks	Senior Vice President	2007
Raymond Humphrey	Senior Vice President	2010

PURCHASE AND SALE OF FUND SHARES.  Certain share classes are not available for all investors. Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered only through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class L	Closed to new investors	$50

Class R3 Class R4 Class R5	No minimum initial investment Offered only to employer- sponsored retirement plans	None

Class Y	$1 million Offered to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

The Fund’s shares are redeemable.  You may sell your shares on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordmutualfunds.com, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Administrative Services Company, P.O. Box 64387, St. Paul, MN 55164-9795 to request to sell your shares.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-IP10

March 1, 2010 as last

amended July 1, 2010